Other disclosures - Overview of Subsidiaries and Subsequent Events (Details) € in Thousands		6 Months Ended
	Sep. 18, 2018 shares	Jun. 30, 2019 subsidiary shares	Dec. 31, 2018 EUR (€)
Subsequent Events
Future lease commitments | €			€ 3,004
New shares issued for private placement, initial public offering, public offering and underwriters' over-allotment option | shares	3,475,000	38,107,527
Netherlands
Overview of consolidation scope
Participation ( as a percent)		100.00%
ARGENX BVBA | Belgium
Overview of consolidation scope
Number of subsidiaries		2
Participation ( as a percent)		100.00%
ARGENX US INC | United States
Overview of consolidation scope
Number of subsidiaries		1
Participation ( as a percent)		100.00%